Contract assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets
Contract assets - current	¥ 259,594
Less: valuation allowance	(76)
Total	¥ 259,518	$ 35,554	¥ 0